Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF

January 31, 2024 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS - 125.5%

Communication Services - 7.4%
Liberty Broadband Corp., Series A, 7.00%(1)	57,688	$1,307,210
Qwest Corp., 6.50%(1)	103,789	965,238
Qwest Corp., 6.75%(1)	56,888	531,903
Telephone and Data Systems, Inc., Series UU, 6.63%(1)	470,236	8,746,390
Telephone and Data Systems, Inc., Series VV, 6.00%(1)	972,989	16,044,589
United States Cellular Corp., 5.50%(1)	1,288,423	23,736,016
United States Cellular Corp., 6.25%(1)	470,678	9,818,343
Total Communication Services		61,149,689
Consumer Discretionary - 1.9%
Ford Motor Co., 6.00%(1)	635,300	15,939,677
Ford Motor Co., 6.20%(1)	9,934	251,827
Total Consumer Discretionary		16,191,504

Energy - 11.5%
Brookfield Infrastructure Finance ULC, 5.00% (Canada)	12,873	227,208
Energy Transfer LP, Series D, 10.36%(1)	36,937	945,218
Energy Transfer LP, Series E, 7.60%(1)	174,525	4,366,615
Energy Transfer LP, Series I, 9.25%(1)	1,766,936	19,772,014
GasLog Partners LP, Series A, 8.63% (Greece)(1)	495,874	11,976,894
GasLog Partners LP, Series B, 11.49% (Greece)(1)	122,589	3,089,108
Golar LNG Partners LP, Series A, 8.75% (United Kingdom)(1)	47,750	626,719
NuStar Energy LP, Series A, 12.41%(1)	810,013	20,914,536
NuStar Energy LP, Series B, 11.28%(1)	1,011,831	26,004,057
NuStar Energy LP, Series C, 12.53%(1)	285,622	7,360,479
Total Energy		95,282,848
Financials - 44.9%†
Abacus Life, Inc., 9.88%*	21,837	557,935
Affiliated Managers Group, Inc., 4.20%	2,654	45,251
AG Mortgage Investment Trust, Inc., Series B, 8.00%	8,012	152,548
AG Mortgage Investment Trust, Inc., Series C, 8.00%(1)	273,776	6,461,114
AGNC Investment Corp., Series D, 6.88%(1)	50,249	1,229,593
AGNC Investment Corp., Series G, 7.75%(1)	224,097	5,089,243
American Equity Investment Life Holding Co., Series A, 5.95%(1)	192,661	4,456,249
American Equity Investment Life Holding Co., Series B, 6.63%	7,895	198,875
Arbor Realty Trust, Inc., Series E, 6.25%(1)	36,640	651,826
Argo Group International Holdings, Inc., 7.00%(1)	12,158	288,874
ARMOUR Residential REIT, Inc., Series C, 7.00%(1)	479,534	10,170,916
Atlanticus Holdings Corp., 9.25%*	200,000	4,934,000
Atlanticus Holdings Corp., Series B, 7.63%(1)	26,394	570,902
B Riley Financial, Inc., 5.25%(1)	53,468	758,711
B Riley Financial, Inc., 6.00%(1)	109,070	1,701,492
B Riley Financial, Inc., 6.38%(1)	147,104	3,164,207
B Riley Financial, Inc., Series B, 7.38%(1)	53,567	1,099,195
Banc of California, Inc., Series F, 7.75%*	285,934	6,433,515
Bank of America Corp., Series 4, 6.40%	5,499	121,473
Bank of America Corp., Series 5, 6.13%	2,465	53,564
Bank OZK, Series A, 4.63%(1)	149,724	2,552,794
Brighthouse Financial, Inc., 6.25%	4,980	115,835
Brighthouse Financial, Inc., Series A, 6.60%	14,518	360,482
Brighthouse Financial, Inc., Series B, 6.75%	1,255	31,977
Brighthouse Financial, Inc., Series C, 5.38%(1)	93,375	1,913,254
Brighthouse Financial, Inc., Series D, 4.63%(1)	120,722	2,022,093
Brookfield Finance, Inc., Series 50, 4.63% (Canada)(1)	139,103	2,449,604
Carlyle Secured Lending, Inc., 8.20%*	70	1,801
Chimera Investment Corp., Series A, 8.00%(1)	353,579	7,722,165
Chimera Investment Corp., Series B, 8.00%(1)	342,514	8,251,162
Chimera Investment Corp., Series C, 7.75%(1)	457,684	9,359,638
Chimera Investment Corp., Series D, 8.00%(1)	450,421	10,765,062
Citizens Financial Group, Inc., Series D, 6.35%	25,615	621,676
CNO Financial Group, Inc., 5.13%(1)	2,327	40,141
Compass Diversified Holdings, Series A, 7.25%(1)	340,649	8,720,614
Compass Diversified Holdings, Series B, 7.88%	5,704	141,174
Compass Diversified Holdings, Series C, 7.88%(1)	5,048	126,705
Dime Community Bancshares, Inc., 5.50%(1)	7,165	131,478
Eagle Point Income Co., Inc., Series B, 7.75%	15,196	379,900
Ellington Financial, Inc., 6.75%(1)	607,047	14,544,846
Enstar Group Ltd., Series D, 7.00%(1)	104,887	2,668,325
Enterprise Financial Services Corp., Series A, 5.00%(1)	180,135	3,269,450
F&G Annuities & Life, Inc., 7.95%*(1)	216,202	5,683,951
First Horizon Corp., Series D, 6.10%(1)	176,001	4,313,785
First Horizon Corp., Series E, 6.50%	3,889	94,503
First Horizon Corp., Series F, 4.70%	5,539	103,247
Gladstone Investment Corp., 8.00%	3,458	87,937
Goldman Sachs Group, Inc., Series A, 6.38%	13,772	308,355
Goldman Sachs Group, Inc., Series C, 6.28%	32,707	731,001
Goldman Sachs Group, Inc., Series D, 6.30%	5,376	118,487
Heartland Financial USA, Inc., Series E, 7.00%	10,066	251,247
Huntington Bancshares, Inc., Series J, 6.88%(1)	39,465	959,789
Invesco Mortgage Capital, Inc., Series B, 7.75%(1)	317,476	7,403,540
Invesco Mortgage Capital, Inc., Series C, 7.50%(1)	394,445	8,725,123
Jackson Financial, Inc., 8.00%(1)	209,829	5,669,580
Kemper Corp., 5.88%(1)	315,147	6,599,178
KeyCorp, Series E, 6.13%	32,076	767,579
KeyCorp, Series F, 5.65%	16,523	351,775
KKR Real Estate Finance Trust, Inc., Series A, 6.50%	13,672	261,272
Merchants Bancorp, Series B, 6.00%(1)	137,651	3,372,450
Merchants Bancorp, Series C, 6.00%(1)	125,372	2,714,304
MFA Financial, Inc., 8.88%*	57,812	1,444,722
MFA Financial, Inc., Series B, 7.50%(1)	337,732	6,970,788
MFA Financial, Inc., Series C, 6.50%(1)	703,310	14,945,337

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

January 31, 2024 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
MidCap Financial Investment Corp., 8.00%*	150,416	$3,798,004
Morgan Stanley, Series A, 6.28%	91,398	2,091,186
Morgan Stanley, Series O, 4.25%	1,760	34,690
Navient Corp., 6.00%(1)	83,389	1,772,016
New York Community Bancorp, Inc., Series A, 6.38%	55,870	1,131,926
New York Community Capital Trust V, 6.00%(1)	7,110	262,999
New York Mortgage Trust, Inc., Series D, 8.00%(1)	998,941	21,607,094
New York Mortgage Trust, Inc., Series E, 7.88%(1)	570,595	13,157,921
New York Mortgage Trust, Inc., Series F, 6.88%(1)	54,338	1,055,787
Oaktree Capital Group LLC, Series A, 6.63%	6,474	148,902
Oaktree Capital Group LLC, Series B, 6.55%	10,322	234,413
Oxford Lane Capital Corp., Series 2029, 6.00%(1)	59,797	1,330,483
PennyMac Mortgage Investment Trust, Series A, 8.13%(1)	152,731	3,644,162
PennyMac Mortgage Investment Trust, Series B, 8.00%(1)	516,191	12,171,784
PennyMac Mortgage Investment Trust, Series C, 6.75%(1)	92,625	1,815,450
Prospect Capital Corp., Series A, 5.35%(1)	516,181	9,554,510
Redwood Trust, Inc., 10.00%(1)	91,519	2,214,760
Regions Financial Corp., Series E, 4.45%	3,146	56,848
Rithm Capital Corp., Series A, 7.50%	31,421	760,074
Rithm Capital Corp., Series B, 7.13%	56,058	1,331,378
Rithm Capital Corp., Series D, 7.00%(1)	50,966	1,166,612
RiverNorth Opportunities Fund, Inc., Series A, 6.00%(1)	71,196	1,713,987
SLM Corp., Series B, 7.35%(1)	315,013	22,050,910
State Street Corp., Series G, 5.35%	74,628	1,806,744
Synchrony Financial, Series A, 5.63%(1)	453,638	8,759,750
Synovus Financial Corp., Series D, 8.89%(1)	1,489	36,644
Synovus Financial Corp., Series E, 5.88%	182,240	4,326,378
Texas Capital Bancshares, Inc., Series B, 5.75%(1)	112,964	2,197,150
Truist Financial Corp., Series I, 6.06%	991	21,673
Two Harbors Investment Corp., Series A, 8.13%(1)	13,516	303,569
Two Harbors Investment Corp., Series B, 7.63%(1)	495,389	10,774,711
Two Harbors Investment Corp., Series C, 7.25%(1)	761,501	16,638,797
US Bancorp, Series A, 6.55%(1)	20,742	17,423,487
US Bancorp, Series B, 6.18%	216,615	4,574,909
Valley National Bancorp, Series A, 6.25%	235,551	4,955,993
Valley National Bancorp, Series B, 9.17%	3,010	69,350
WesBanco, Inc., Series A, 6.75%	23,313	570,236
Wintrust Financial Corp., Series E, 6.88%	10,713	263,218
Total Financials		372,036,114

Health Care - 0.1%
XOMA Corp., Series A, 8.63%(1)	28,039	707,985

Industrials - 11.4%
Air Lease Corp., Series A, 6.15%	23,278	580,088
Alta Equipment Group, Inc., Series A, 10.00%	3,354	85,862
Atlas Corp., Series D, 7.95% (Canada)	4,267	101,299
Atlas Corp., Series H, 7.88% (Canada)(1)	57,458	1,393,357
Babcock & Wilcox Enterprises, Inc., 8.13%(1)	462,251	9,221,907
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%(1)	1,291,790	14,403,459
FTAI Aviation Ltd., Series A, 8.25%(1)	126,659	3,171,541
FTAI Aviation Ltd., Series B, 8.00%(1)	925,442	23,117,541
FTAI Aviation Ltd., Series C, 8.25%(1)	33,536	835,046
FTAI Aviation Ltd., Series D, 9.50%	36,730	935,880
Pitney Bowes, Inc., 6.70%(1)	532,996	9,652,558
Textainer Group Holdings Ltd., 7.00% (China)	58	1,454
Textainer Group Holdings Ltd., Series B, 6.25% (China)(1)	69,306	1,725,719
Triton International Ltd., 6.88% (Bermuda)(1)	277,374	6,762,378
Triton International Ltd., 7.38% (Bermuda)(1)	563,706	14,419,600
Triton International Ltd., 8.00% (Bermuda)	66	1,673
Triton International Ltd., Series E, 5.75% (Bermuda)(1)	339,809	7,102,008
WESCO International, Inc., Series A, 10.63%(1)	25,119	673,440
Total Industrials		94,184,810

Real Estate - 32.8%†
Armada Hoffler Properties, Inc., Series A, 6.75%	1,440	33,278
Braemar Hotels & Resorts, Inc., Series B, 5.50%(1)	376,159	5,228,610
Braemar Hotels & Resorts, Inc., Series D, 8.25%(1)	71,991	1,556,446
City Office REIT, Inc., Series A, 6.63%(1)	111,613	2,134,041
CTO Realty Growth, Inc., Series A, 6.38%(1)	121,649	2,532,732
DiamondRock Hospitality Co., 8.25%(1)	206,663	5,249,240
DigitalBridge Group, Inc., Series H, 7.13%(1)	507,375	11,684,846
DigitalBridge Group, Inc., Series I, 7.15%(1)	942,134	21,621,975
DigitalBridge Group, Inc., Series J, 7.13%(1)	411,212	9,437,315
Diversified Healthcare Trust, 5.63%(1)	646,176	9,447,093
Diversified Healthcare Trust, 6.25%(1)	528,247	8,208,958
EPR Properties, Series C, 5.75%(1)	68,632	1,361,659
EPR Properties, Series E, 9.00%(1)	493,694	13,803,684
EPR Properties, Series G, 5.75%(1)	346,563	6,775,307
Equity Commonwealth, Series D, 6.50%	4,753	119,205
Federal Realty Investment Trust, Series C, 5.00%	446	10,356
Gladstone Commercial Corp., Series G, 6.00%	15,414	295,949
Global Net Lease, Inc., Series A, 7.25%(1)	470,311	9,791,875
Global Net Lease, Inc., Series B, 6.88%(1)	494,776	10,246,811
Global Net Lease, Inc., Series D, 7.50%(1)	1,192,270	25,836,491
Global Net Lease, Inc., Series E, 7.38%(1)	293,481	6,265,819
Healthcare Trust, Inc., Series B, 7.13%(1)	327,230	4,970,624

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

January 31, 2024 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Hudson Pacific Properties, Inc., Series C, 4.75%(1)	167,815	$2,391,364
Kimco Realty Corp., Series N, 7.25%(1)	256,759	14,814,994
LXP Industrial Trust, Series C, 6.50%(1)	23,730	1,098,699
Office Properties Income Trust, 6.38%(1)	111,720	1,240,092
Pebblebrook Hotel Trust, Series E, 6.38%(1)	39,488	850,177
Pebblebrook Hotel Trust, Series F, 6.30%(1)	324,754	6,871,795
Pebblebrook Hotel Trust, Series G, 6.38%(1)	99,805	2,075,944
Pebblebrook Hotel Trust, Series H, 5.70%(1)	68,596	1,306,754
Regency Centers Corp., Series B, 5.88%(1)	243,114	6,029,227
Rexford Industrial Realty, Inc., Series B, 5.88%	1,928	44,479
RLJ Lodging Trust, Series A, 1.95%(1)	948,359	23,708,975
Saul Centers, Inc., Series E, 6.00%(1)	478,174	10,921,494
SL Green Realty Corp., Series I, 6.50%(1)	350,344	7,868,726
Summit Hotel Properties, Inc., Series E, 6.25%(1)	273,109	5,839,070
Summit Hotel Properties, Inc., Series F, 5.88%(1)	91,007	1,820,140
Sunstone Hotel Investors, Inc., Series H, 6.13%(1)	6,589	141,664
Sunstone Hotel Investors, Inc., Series I, 5.70%(1)	63,035	1,254,397
Vornado Realty Trust, Series L, 5.40%(1)	275,730	4,521,972
Vornado Realty Trust, Series M, 5.25%(1)	502,647	7,936,796
Vornado Realty Trust, Series N, 5.25%(1)	485,510	7,661,348
Vornado Realty Trust, Series O, 4.45%(1)	532,565	7,200,279
Total Real Estate		272,210,700

Utilities - 15.5%
AES Corp., 6.88%(1)	295,197	19,666,024
Algonquin Power & Utilities Corp., 7.75% (Canada)(1)	489,729	10,362,666
Brookfield BRP Holdings Canada, Inc., 4.63% (Canada)	3,774	58,648
Eagle Point Credit Co., Inc., Series F, 8.00%*	91,710	2,279,910
Entergy New Orleans LLC, 5.50%	71	1,690
NextEra Energy, Inc., 6.93%(1)	513,286	19,099,372
Pacific Gas and Electric Co., Series A, 6.00%	1,103	25,678
SCE Trust II, 5.10%	2,406	48,938
SCE Trust III, Series H, 5.75%(1)	1,712,191	42,667,800
SCE Trust IV, Series J, 5.38%(1)	377,246	8,612,526
SCE Trust VI, 5.00%(1)	665,316	13,293,014
South Jersey Industries, Inc., 5.63%(1)	5,636	68,844
Southern Co., Series 2020, 4.95%	12,550	294,925
Spire, Inc., Series A, 5.90%	14,500	355,250
UGI Corp., 7.25%(1)	218,457	11,798,862
Total Utilities		128,634,147

TOTAL INVESTMENTS - 125.5%
(Cost $1,059,387,841)		1,040,397,797
Liabilities in Excess of Other Assets - (25.5)%		(211,591,663)
Net Assets - 100.0%		$828,806,134

*	Non-income producing security.
†	Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund's total assets at the time of investment.
(1)	Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at January 31, 2024 was $588,528,817.

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

January 31, 2024 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$1,040,397,797	$—	$—	$1,040,397,797
Total	$1,040,397,797	$—	$—	$1,040,397,797